Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Fair Value Measurements
Fair Value Measurements

19.  Fair Value Measurements

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy (in thousands):

		Fair Value Measurements at Reporting Date Using
	Carrying Value on Balance Sheets	Quote Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
As of December 31, 2016:
Assets:
Term deposits and short term investments	781,298	22,198	759,100	—
Restricted cash	354,602	354,602	—	—
Available-for-sale investments	939,432	—	—	939,432
As of December 31, 2017:
Assets:
Term deposits and short term investments	737,657	12,807	724,850	—
Restricted cash	336,700	336,700	—	—
Available-for-sale investments	1,196,330	—	—	1,196,330

The following table sets forth the reconciliation of the fair value measurements of available-for-sale investments using significant unobservable inputs (level 3) from January 1, 2016 to December 31, 2017 (in thousands):

Fair Value Measurements Using Significant Unobservable Inputs
(Level 3)
RMB

Beginning balance as of January 1, 2016	513,994
Additional investments obtained from conversion of convertible loans	143,820
Change in fair value	247,336
Currency translation adjustment	34,282

Ending balance as of December 31, 2016	939,432
Change in fair value	321,538
Currency translation adjustment	(64,640)

Ending balance as of December 31, 2017	1,196,330

Restricted cash The Group’s restricted cash represents guarantee of banking facility which is restricted to withdrawal or usage. The fair values of restricted cash are determined based on the pervasive interest rate in the market. The Group classifies the valuation techniques that use the pervasive interest rates input as Level 1 of fair value measurement.

Term deposits The fair values of term deposits placed with banks with original maturity of more than three months and up to one year are determined based on the pervasive interest rates in market as stated in the contracts with the banks. The Group classifies the valuation techniques that use the interest rates input as Level 1 of fair value measurement.

Short term investments Short term investments represent interest-bearing deposit placed with financial institutions which are restricted to withdrawal and use. The investments are issued by commercial bank in the PRC with a variable interest rate indexed to performance of underlying assets. To estimate fair value, the Group refers to the quoted rate of return provided by banks at the end of each period using the discounted cash flow method. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.

Available-for-sale investments Available-for-sale investments represent the investments of convertible redeemable preferred shares in Particle. In accordance with ASC 820, the Group measures available-for-sale investments at fair value on a recurring basis. The fair values of the Group’s available-for-sale investments are determined based on the discounted cash flow model using the discount curve of market interest rates. The Group classifies the valuation techniques that use unobservable inputs as Level 3 of fair value measurements.

The key inputs used in valuation of available-for-sale investments as of December 31, 2016 and 2017 were as follow:

	As of December 31,
	2016	2017
Discount rate	23.0%	23.0%
Lack of marketability discount (“DLOM”)	25.0%	25.0%
Volatility	47.0%	45.3%
Revenue growth rate	10.0%-349.0%	5.0%-93.8%
Terminal growth rate	3.0%	3.0%

The following are other financial instruments not measured at fair value in the balance sheets but for which the fair value is estimated for disclosure purposes.

Short-term receivables and payables Accounts receivable, prepayment and other current assets, and amounts due from related parties are financial assets with carrying values that approximate fair value due to their short term nature. Accounts payable, amounts due to related parties, salary and welfare payable, and accrued expenses and other current liabilities are financial liabilities with carrying values that approximate fair value due to their short term nature.

Convertible loans due from a related party Convertible loans due from a related party represent short-term loans advanced to a related party of which the Group may at its option convert all or a portion into preferred shares. The fair value of the convertible loans due from a related party was based on the discounted cash flow model. As of December 31, 2016 and 2017, the estimated fair value of convertible loans was US$15.8 million and US$17.3 million (RMB112.6 million), respectively. The Group classifies the valuation techniques that use unobservable inputs as Level 3 of fair value measurements. The key inputs used in the valuation of convertible loans due from a related party were the same as the key inputs in the valuation of available-for-sale investments.

Other non-current assets Other non-current assets are financial assets with carrying values that approximate fair value due to the change in fair value after considering the discount rate, being immaterial. The Group estimated fair values of other non-current assets using the discounted cash flow method. The Group classifies the valuation technique as Level 3 of fair value measurement, as it uses estimated cash flow input which is unobservable in the market.

Short-term bank loans The carrying value of the short-term bank loans approximates its fair value due to its short term nature. The rate of interest under the loan agreement with the lending bank was determined based on the prevailing interest rates in the market. The Group estimated the fair value of the short-term bank loans using the discounted cash flow methodology. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.